Condensed Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and due from banks	$ 12,743,850	$ 7,807,478
Interest-bearing deposits at other financial institutions	507,286	727,124
Federal funds sold	294,000	6,340,000
Securities available for sale	38,805,780	42,609,727
Restricted equity securities, at cost	608,700	691,900
Loans, net of unearned income	209,469,729	217,650,162
Less allowance for loan losses	(6,231,422)	(5,389,613)
Loans, net	203,238,307	212,260,549
Premises and equipment, net	8,590,361	8,962,223
Foreclosed real estate	20,463,980	19,487,185
Other assets	1,721,562	1,776,673
Total assets	286,973,826	300,662,859
Deposits:
Noninterest-bearing	29,581,206	33,116,883
Interest-bearing	245,807,660	248,224,450
Total deposits	275,388,866	281,341,333
Note payable	275,250	275,250
Federal Home Loan Bank advances	5,500,000	5,500,000
Company guaranteed trust preferred securities	3,403,000	3,403,000
Other liabilities	1,702,305	1,726,692
Total liabilities	286,269,421	292,246,275
Stockholders' equity
Preferred stock cumulative, non voting
Common stock, par value $1.00; 80,000,000 shares authorized; 10,376,069 and 10,292,069 shares issued and outstanding, respectively	10,376,069	10,292,069
Surplus	927,398	801,398
Retained deficit	(10,768,281)	(5,236,465)
Accumulated other comprehensive loss	(2,438,581)	(48,218)
Total stockholders' equity	704,405	8,416,584
Total liabilities and stockholders' equity	286,973,826	300,662,859
Series A Preferred Stock [Member]
Stockholders' equity
Preferred stock cumulative, non voting	1,000,000	1,000,000
Series B Preferred Stock [Member]
Stockholders' equity
Preferred stock cumulative, non voting	607,800	607,800
Series C Preferred Stock [Member]
Stockholders' equity
Preferred stock cumulative, non voting	$ 1,000,000	$ 1,000,000